Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 36,669,290	$ 34,042,150
Trade accounts receivable, net	3,548,406	7,147,833
Other receivables	3,356,841	346,066
Inventories	1,075,133	1,057,652
Restricted cash	645,938	1,195,863
Derivatives	222,239	1,437,398
Prepaid expenses	200,034	249,024
Total current assets	46,286,232	47,892,166
Long-term assets
Vessels, net	143,990,176	149,022,023
Derivatives	113,854	705,970
Restricted cash	2,185,000	1,885,000
Total assets	192,575,262	199,505,159
Current liabilities
Long-term bank loans, current portion	10,746,400	22,858,087
Trade accounts payable	1,708,713	2,989,431
Accrued expenses	2,128,578	1,004,719
Deferred revenues	685,718	351,636
Total current liabilities	15,269,409	27,203,873
Long-term liabilities
Long-term bank loans, net of current portion	66,621,714	58,360,169
Total liabilities	81,891,123	85,564,042
Commitments and Contingencies
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,902,620 and 2,840,672 issued and outstanding, respectively)	28,407	29,026
Additional paid-in capital	68,907,152	69,438,938
Retained earnings	41,748,580	44,473,153
Total shareholders’ equity	110,684,139	113,941,117
Total liabilities and shareholders’ equity	192,575,262	199,505,159
Related Party [Member]
Current assets
Due from related companies	$ 568,351	$ 2,416,180